Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
Scorpio LR2 Pool Limited	$94,287	$53,046
Scorpio MR Pool Limited	58,442	72,794
Scorpio Handymax Tanker Pool Limited	4,356	6,919
Mercury Pool Limited	3,111	4,053
Scorpio Services Holding Limited (SSH)	7	474
Receivables from related parties	160,203	137,286

Spot voyage and time charter receivables	4,680	9,968
Insurance receivables	1,603	2,650
Other receivables	842	279
	$167,328	$150,183